Additional disclosures in respect of guaranteed securities (Tables)	12 Months Ended
Mar. 31, 2019
Separate Financial Statements [Abstract]
Disclosure of Condensed Income Statement
Summary statements of comprehensive income for the year ended 31 March 2019 – IFRS

	Parent guarantor	Issuer of notes
	National Grid plc £m	Niagara Mohawk Power Corporation £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m

Continuing operations
Revenue	—	2,483	12,450	—	14,933
Operating costs:
Depreciation, amortisation and impairment	—	(216)	(1,519)	—	(1,735)
Payroll costs	—	(360)	(1,492)	—	(1,852)
Purchases of electricity	—	(559)	(895)	—	(1,454)
Purchases of gas	—	(189)	(1,453)	—	(1,642)
Rates and property taxes	—	(200)	(908)	—	(1,108)
Balancing Services Incentive Scheme	—	—	(1,196)	—	(1,196)
Other operating costs	—	(569)	(2,507)	—	(3,076)
	—	(2,093)	(9,970)	—	(12,063)
Total operating profit	—	390	2,480	—	2,870
Net finance costs	(252)	(124)	(693)	—	(1,069)
Interest in equity accounted affiliates	1,712	—	40	(1,712)	40
Profit before tax	1,460	266	1,827	(1,712)	1,841
Tax	50	(56)	(333)	—	(339)
Profit after tax from discontinued operations	—	—	12	—	12
Profit for the year	1,510	210	1,506	(1,712)	1,514
Amounts recognised in other comprehensive income from continuing operations[1]	303	4	(45)	41	303
Amounts recognised in other comprehensive income from discontinued operations[1]	36	—	36	(36)	36
Total comprehensive income for the year	1,849	214	1,497	(1,707)	1,853
Attributable to:
Equity shareholders	1,849	214	1,493	(1,707)	1,849
Non-controlling interests	—	—	4	—	4
	1,849	214	1,497	(1,707)	1,853

1.	Includes other comprehensive income relating to interest in equity accounted affiliates.
36. Additional disclosures in respect of guaranteed securities continued
Summary statements of comprehensive income for the year ended 31 March 2018[1] – IFRS

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation £m	British Transco Finance Inc. £m	National Grid Gas plc £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m

Continuing operations
Revenue	—	2,416	—	1,430	11,495	(91)	15,250
Operating costs:
Depreciation, amortisation and impairment	—	(190)	—	(245)	(1,095)	—	(1,530)
Payroll costs	—	(318)	—	(122)	(1,208)	—	(1,648)
Purchases of electricity	—	(537)	—	—	(748)	—	(1,285)
Purchases of gas	—	(166)	—	—	(1,377)	—	(1,543)
Rates and property taxes	—	(183)	—	(94)	(780)	—	(1,057)
Balancing Services Incentive Scheme	—	—	—	—	(1,012)	—	(1,012)
Payments to other UK network owners	—	—	—	—	(1,043)	—	(1,043)
Other operating costs	—	(397)	—	(331)	(2,002)	91	(2,639)
	—	(1,791)	—	(792)	(9,265)	91	(11,757)
Total operating profit	—	625	—	638	2,230	—	3,493
Net finance income/(costs)	889	(100)	—	(174)	(1,497)	—	(882)
Interest in equity accounted affiliates	2,622	—	—	8	49	(2,630)	49
Profit before tax	3,511	525	—	472	782	(2,630)	2,660
Tax	40	321	—	(103)	631	—	889
Profit after tax from discontinued operations	—	—	—	17	(15)	—	2
Profit for the year	3,551	846	—	386	1,398	(2,630)	3,551
Amounts recognised in other comprehensive income from continuing operations[3]	224	1	—	272	457	(730)	224
Amounts recognised in other comprehensive income from discontinued operations[3]	147	—	—	—	147	(147)	147
Total comprehensive income for the year	3,922	847	—	658	2,002	(3,507)	3,922
Attributable to:
Equity shareholders	3,922	847	—	658	2,002	(3,507)	3,922
Non-controlling interests	—	—	—	—	—	—	—
	3,922	847	—	658	2,002	(3,507)	3,922

1.	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C and note 10).

2.	Profit for the year for British Transco Finance Inc. is £nil as interest payable to external bond holders is offset by interest receivable on loans to National Grid Gas plc.

3.	Includes other comprehensive income relating to interest in equity accounted affiliates.
36. Additional disclosures in respect of guaranteed securities continued
Summary statements of comprehensive income for the year ended 31 March 2017 – IFRS

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation £m	British Transco Finance Inc. £m	National Grid Gas plc re-presented £m	Other subsidiaries re-presented £m	Consolidation adjustments £m	National Grid consolidated £m

Continuing operations
Revenue	—	2,388	—	1,376	11,435	(164)	15,035
Operating costs:
Depreciation, amortisation and impairment	—	(193)	—	(256)	(1,032)	—	(1,481)
Payroll costs	—	(326)	—	(114)	(1,138)	—	(1,578)
Purchases of electricity	—	(511)	—	—	(586)	—	(1,097)
Purchases of gas	—	(140)	—	(67)	(1,012)	—	(1,219)
Rates and property taxes	—	(188)	—	(101)	(753)	—	(1,042)
Balancing Services Incentive Scheme	—	—	—	—	(1,120)	—	(1,120)
Payments to other UK network owners	—	—	—	—	(1,008)	—	(1,008)
Other operating costs	—	(435)	—	(394)	(2,617)	164	(3,282)
	—	(1,793)	—	(932)	(9,266)	164	(11,827)
Total operating profit	—	595	—	444	2,169	—	3,208
Net finance income/(costs)	8,177	(101)	—	(253)	(8,910)	—	(1,087)
Dividends receivable	—	—	—	—	8,100	(8,100)	—
Interest in equity accounted affiliates	(401)	—	—	—	63	401	63
Profit before tax	7,776	494	—	191	1,422	(7,699)	2,184
Tax	19	(181)	—	16	(228)	—	(374)
Profit after tax from discontinued operations	—	—	—	4,633	1,351	—	5,984
Profit for the year	7,795	313	—	4,840	2,545	(7,699)	7,794
Amounts recognised in other comprehensive income from continuing operations[2]	578	—	—	114	177	(291)	578
Amounts recognised in other comprehensive income from discontinued operations[2]	42	—	—	51	(62)	11	42
Total comprehensive income for the year	8,415	313	—	5,005	2,660	(7,979)	8,414
Attributable to:
Equity shareholders	8,415	313	—	5,005	2,661	(7,979)	8,415
Non-controlling interests	—	—	—	—	(1)	—	(1)
	8,415	313	—	5,005	2,660	(7,979)	8,414

1.	Profit for the year for British Transco Finance Inc. is £nil as interest payable to external bond holders is offset by interest receivable on loans to National Grid Gas plc.

2.	Includes other comprehensive income relating to interest in equity accounted affiliates.

Disclosure of Condensed Balance Sheet
Statements of financial position as at 31 March 2019 – IFRS

	Parent guarantor	Issuer of notes
	National Grid plc £m	Niagara Mohawk Power Corporation £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m
Non-current assets
Goodwill	—	745	5,124	—	5,869
Other intangible assets	—	3	1,081	—	1,084
Property, plant and equipment	—	6,985	36,928	—	43,913
Other non-current assets	—	4	260	—	264
Amounts owed by subsidiary undertakings	358	—	2,073	(2,431)	—
Pension assets	—	260	1,307	—	1,567
Financial and other investments	23,573	22	3,434	(25,754)	1,275
Derivative financial assets	—	9	1,036	—	1,045
Total non-current assets	23,931	8,028	51,243	(28,185)	55,017
Current assets
Inventories and current intangible assets	—	41	329	—	370
Trade and other receivables	1	535	2,617	—	3,153
Current tax assets	—	—	260	(134)	126
Amounts owed by subsidiary undertakings	12,514	476	14,101	(27,091)	—
Financial and other investments	895	13	1,073	—	1,981
Derivative financial assets	110	21	80	(103)	108
Cash and cash equivalents	75	12	165	—	252
Assets held for sale	—	—	1,956	—	1,956
Total current assets	13,595	1,098	20,581	(27,328)	7,946
Total assets	37,526	9,126	71,824	(55,513)	62,963
Current liabilities
Borrowings	(1,275)	(634)	(2,563)	—	(4,472)
Derivative financial liabilities	(92)	(15)	(346)	103	(350)
Trade and other payables	(58)	(413)	(3,298)	—	(3,769)
Contract liabilities	—	(4)	(57)	—	(61)
Amounts owed to subsidiary undertakings	(14,104)	—	(12,987)	27,091	—
Current tax liabilities	—	(148)	(147)	134	(161)
Provisions	—	(24)	(292)	—	(316)
Total current liabilities	(15,529)	(1,238)	(19,690)	27,328	(9,129)
Non-current liabilities
Borrowings	(346)	(2,048)	(21,864)	—	(24,258)
Derivative financial liabilities	(228)	(8)	(597)	—	(833)
Other non-current liabilities	—	(301)	(507)	—	(808)
Contract liabilities	—	(181)	(752)	—	(933)
Amounts owed to subsidiary undertakings	(2,074)	—	(357)	2,431	—
Deferred tax liabilities	—	(678)	(3,287)	—	(3,965)
Pensions and other post-retirement benefit obligations	—	(872)	(913)	—	(1,785)
Provisions	—	(271)	(1,612)	—	(1,883)
Total non-current liabilities	(2,648)	(4,359)	(29,889)	2,431	(34,465)
Total liabilities	(18,177)	(5,597)	(49,579)	29,759	(43,594)
Net assets	19,349	3,529	22,245	(25,754)	19,369
Equity
Share capital	458	144	180	(324)	458
Share premium account	1,314	2,394	9,032	(11,426)	1,314
Retained earnings	21,814	991	13,048	(14,039)	21,814
Other equity reserves	(4,237)	—	(35)	35	(4,237)
Shareholders’ equity	19,349	3,529	22,225	(25,754)	19,349

Non-controlling interests	—	—	20	—	20
Total equity	19,349	3,529	22,245	(25,754)	19,369
36. Additional disclosures in respect of guaranteed securities continued
Statements of financial position as at 31 March 2018 – IFRS

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation £m	British Transco Finance Inc. £m	National Grid Gas plc £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m
Non-current assets
Goodwill	—	691	—	—	4,753	—	5,444
Other intangible assets	—	3	—	107	789	—	899
Property, plant and equipment	—	6,148	—	4,433	29,272	—	39,853
Other non-current assets	—	3	—	94	18	—	115
Amounts owed by subsidiary undertakings	350	—	—	3,426	2,593	(6,369)	—
Pension assets	—	231	—	412	766	—	1,409
Financial and other investments	21,708	30	—	101	12,340	(31,112)	3,067
Derivative financial assets	18	2	—	591	708	—	1,319
Total non-current assets	22,076	7,108	—	9,164	51,239	(37,481)	52,106
Current assets
Inventories and current intangible assets	—	36	—	22	283	—	341
Trade and other receivables	1	515	—	276	2,006	—	2,798
Current tax assets	—	—	—	—	307	(193)	114
Amounts owed by subsidiary undertakings	11,254	130	220	708	11,253	(23,565)	—
Financial and other investments	938	15	—	863	878	—	2,694
Derivative financial assets	308	7	—	46	—	44	405
Cash and cash equivalents	—	4	—	271	54	—	329
Total current assets	12,501	707	220	2,186	14,781	(23,714)	6,681
Total assets	34,577	7,815	220	11,350	66,020	(61,195)	58,787
Current liabilities
Borrowings	(781)	(51)	(218)	(675)	(2,722)	—	(4,447)
Derivative financial liabilities	(187)	(36)	—	(68)	(66)	(44)	(401)
Trade and other payables	(62)	(318)	—	(347)	(2,726)	—	(3,453)
Amounts owed to subsidiary undertakings	(11,809)	—	—	(624)	(11,132)	23,565	—
Current tax liabilities	—	(202)	—	(26)	(88)	193	(123)
Provisions	—	(23)	—	(66)	(184)	—	(273)
Total current liabilities	(12,839)	(630)	(218)	(1,806)	(16,918)	23,714	(8,697)
Non-current liabilities
Borrowings	(773)	(2,087)	—	(3,635)	(15,683)	—	(22,178)
Derivative financial liabilities	(41)	(18)	—	(157)	(444)	—	(660)
Other non-current liabilities	—	(281)	—	(181)	(855)	—	(1,317)
Amounts owed to subsidiary undertakings	(2,091)	—	—	(500)	(3,778)	6,369	—
Deferred tax liabilities	(1)	(626)	—	(441)	(2,568)	—	(3,636)
Pensions and other post-retirement benefit obligations	—	(765)	—	—	(907)	—	(1,672)
Provisions	—	(248)	—	(129)	(1,402)	—	(1,779)
Total non-current liabilities	(2,906)	(4,025)	—	(5,043)	(25,637)	6,369	(31,242)
Total liabilities	(15,745)	(4,655)	(218)	(6,849)	(42,555)	30,083	(39,939)
Net assets	18,832	3,160	2	4,501	23,465	(31,112)	18,848
Equity
Share capital	452	133	—	45	182	(360)	452
Share premium account	1,321	2,194	—	204	9,032	(11,430)	1,321
Retained earnings	21,599	830	2	2,929	14,217	(17,978)	21,599
Other equity reserves	(4,540)	3	—	1,323	18	(1,344)	(4,540)
Shareholders’ equity	18,832	3,160	2	4,501	23,449	(31,112)	18,832

Non-controlling interests	—	—	—	—	16	—	16
Total equity	18,832	3,160	2	4,501	23,465	(31,112)	18,848

Disclosure Of Condensed Cash Flow Statement
Cash flow statements

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation £m	British Transco Finance Inc. £m	National Grid Gas plc £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m
Year ended 31 March 2019
Net cash flow from operating activities – continuing operations	33	572	n/a	n/a	3,784	—	4,389
Net cash flow used in operating activities – discontinued operations	—	—	n/a	n/a	(71)	—	(71)
Net cash flow from/(used in) investing activities – continuing operations	121	(823)	n/a	n/a	(3,570)	1,082	(3,190)
Net cash flow from investing activities – discontinued operations	—	—	n/a	n/a	156	—	156
Net cash flow (used in)/from financing activities – continuing operations	(79)	259	n/a	n/a	(462)	(1,082)	(1,364)
Net cash flow from financing activities – discontinued operations	—	—	n/a	n/a	—	—	—
Net increase/(decrease) in cash and cash equivalents in the year	75	8	n/a	n/a	(163)	—	(80)
Year ended 31 March 2018
Net cash flow from operating activities – continuing operations	35	662	—	888	3,125	—	4,710
Net cash flow used in operating activities – discontinued operations	—	—	—	(98)	(109)	—	(207)
Net cash flow from/(used in) investing activities – continuing operations	4,660	(473)	15	656	(1,930)	(862)	2,066
Net cash flow from investing activities – discontinued operations	—	—	—	—	171	—	171
Net cash flow (used in)/from financing activities – continuing operations	(5,785)	(189)	(15)	(1,041)	(1,148)	862	(7,316)
Net cash flow used in financing activities – discontinued operations	—	—	—	(125)	(106)	—	(231)
Net (decrease)/increase in cash and cash equivalents in the year	(1,090)	—	—	280	3	—	(807)
Year ended 31 March 2017
Net cash flow from operating activities – continuing operations	53	757	—	918	2,592	—	4,320
Net cash flow from operating activities – discontinued operations	—	—	—	450	459	—	909
Net cash flow from/(used in) investing activities – continuing operations	4,181	(469)	15	215	(1,118)	(6,458)	(3,634)
Net cash flow from/(used in) investing activities – discontinued operations	—	—	—	5,618	(6,298)	—	(680)
Net cash flow (used in)/from financing activities – continuing operations	(3,146)	(288)	(15)	(8,322)	3,771	6,458	(1,542)
Net cash flow from financing activities – discontinued operations	—	—	—	1,120	491	—	1,611
Net increase/(decrease) in cash and cash equivalents in the year	1,088	—	—	(1)	(103)	—	984

Schedule of borrowings
Total borrowings are repayable as follows:

	2019	2018
	£m	£m
Less than 1 year	4,472	4,447
In 1 to 2 years	2,393	1,694
In 2 to 3 years	1,990	2,347
In 3 to 4 years	1,553	1,873
In 4 to 5 years	714	1,469
More than 5 years:
By instalments	959	1,010
Other than by instalments	16,649	13,785
	28,730	26,625

	2019	2018
	£m	£m
Current
Bank loans	641	2,020
Bonds	1,973	2,156
Commercial paper	1,792	206
Finance leases	65	64
Other loans	1	1
	4,472	4,447
Non-current
Bank loans	2,599	2,384
Bonds[1]	21,278	19,418
Finance leases	205	207
Other loans	176	169
	24,258	22,178
Total borrowings	28,730	26,625

1.	In 2019 this includes a liability held at fair value through profit and loss of £667 million.
Maturity analysis of Parent Company borrowings

	2019	2018
	£m	£m
Total borrowings are repayable as follows:
Less than 1 year	1,275	781
In 1 to 2 years	—	438
In 2 to 3 years	346	—
In 3 to 4 years	—	335
In 4 to 5 years	—	—
More than 5 years	—	—
	1,621	1,554